UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lansdowne Partners Limited Partnership

Address:  15 Davies Street
          London W1K 3AG
          England

13F File Number: 028-11089

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:          Lansdowne Partners Limited
             as general partner
Name:        Yok Wah Tai
Title:       Chief Compliance Officer
Phone:       44-20-7290-5500


Signature, Place and Date of Signing:

/s/ Yok Wah Tai                  London, England              November 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       8

Form 13F Information Table Entry Total:  89

Form 13F Information Table Value Total: $7,459,517
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number          Name

1.        028-11976          Lansdowne Global Financials Fund Ltd.
2.        028-11978          Lansdowne UK Equity Fund Ltd.
3.        028-11979          Lansdowne European Equity Fund Ltd.
4.        028-12718          Lansdowne Global Financials Fund L.P.
5.        028-13403          Lansdowne European Long Only Fund Ltd.
6.        028-13736          Lansdowne UK Strategic Investment Master Fund Ltd.
7.        028-13734          Lansdowne UK Equity Fund L.P.
8.        028-13735          Lansdowne European Strategic Equity Fund L.P.


                                                    FORM 13F INFORMATION TABLE
                                                        September 30, 2011



COLUMN 1                       COLUMN 2         COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8

                                TITLE                      VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP     (X1000)    PRN AMT  PRN CALL   DISCRETION  MNGRS     SOLE     SHARED  NONE
ACCENTURE PLC IRELAND         SHS CLASS A       G1151C101   95,398   1,810,898 SH        DEFINED       7      1,810,898
ACCENTURE PLC IRELAND         SHS CLASS A       G1151C101  558,173  10,595,533 SH        DEFINED       2     10,595,533
ACCENTURE PLC IRELAND         SHS CLASS A       G1151C101   40,811     774,700 SH        DEFINED       6        774,700
ALLIANCEBERNSTEIN HOLDING LP  UNIT LTD PARTN    01881G106    5,783     423,657 SH        DEFINED       1        423,657
ALLIANCEBERNSTEIN HOLDING LP  UNIT LTD PARTN    01881G106    1,550     113,531 SH        DEFINED       4        113,531
ANADARKO PETE CORP            COM               032511107   60,483     959,282 SH        DEFINED       7        959,282
ANADARKO PETE CORP            COM               032511107  353,542   5,607,327 SH        DEFINED       2      5,607,327
ANADARKO PETE CORP            COM               032511107   21,382     339,134 SH        DEFINED       6        339,134
BLACKSTONE GROUP L P          COM UNIT LTD      09253U108   16,033   1,338,323 SH        DEFINED       1      1,338,323
BLACKSTONE GROUP L P          COM UNIT LTD      09253U108    4,655     388,543 SH        DEFINED       4        388,543
CME GROUP INC                 COM               12572Q105    8,719      35,384 SH        DEFINED       1         35,384
CME GROUP INC                 COM               12572Q105    2,538      10,301 SH        DEFINED       4         10,301
CIT GROUP INC                 COM NEW           125581801   22,247     732,520 SH        DEFINED       1        732,520
CIT GROUP INC                 COM NEW           125581801    6,466     212,896 SH        DEFINED       4        212,896
CITIGROUP INC                 COM NEW           172967424   95,931   3,745,127 SH        DEFINED       1      3,745,127
CITIGROUP INC                 COM NEW           172967424   27,860   1,087,661 SH        DEFINED       4      1,087,661
COCA COLA CO                  COM               191216100   90,006   1,332,242 SH        DEFINED       7      1,332,242
COCA COLA CO                  COM               191216100  526,027   7,786,073 SH        DEFINED       2      7,786,073
COCA COLA CO                  COM               191216100   28,818     426,548 SH        DEFINED       6        426,548
COCA COLA CO                  COM               191216100   38,779       5,740     CALL  DEFINED       7          5,740
COCA COLA CO                  COM               191216100  231,461      34,260     CALL  DEFINED       2         34,260
COLGATE PALMOLIVE CO          COM               194162103   32,384     365,175 SH        DEFINED       7        365,175
COLGATE PALMOLIVE CO          COM               194162103  190,280   2,145,698 SH        DEFINED       2      2,145,698
COLGATE PALMOLIVE CO          COM               194162103   11,823     133,319 SH        DEFINED       6        133,319
COLGATE PALMOLIVE CO          COM               194162103   71,104       8,018     CALL  DEFINED       7          8,018
COLGATE PALMOLIVE CO          COM               194162103  418,960      47,244     CALL  DEFINED       2         47,244
COLGATE PALMOLIVE CO          COM               194162103   19,040       2,147     CALL  DEFINED       6          2,147
CYTOKINETICS INC              COM               23282W100      404     345,469 SH        DEFINED       7        345,469
CYTOKINETICS INC              COM               23282W100    2,417   2,066,120 SH        DEFINED       2      2,066,120
CYTOKINETICS INC              COM               23282W100       70      59,721 SH        DEFINED       6         59,721
ELAN PLC                      ADR               284131208    4,828     458,537 SH        DEFINED       7        458,537
ELAN PLC                      ADR               284131208   28,883   2,742,932 SH        DEFINED       2      2,742,932
INTEL CORP                    COM               458140100   66,988   3,139,805 SH        DEFINED       7      3,139,805
INTEL CORP                    COM               458140100  392,265  18,385,965 SH        DEFINED       2     18,385,965
INTEL CORP                    COM               458140100   32,266   1,512,349 SH        DEFINED       6      1,512,349
INTEL CORP                    COM               458140100  129,890      60,867     CALL  DEFINED       7         60,867
INTEL CORP                    COM               458140100  767,226     359,525     CALL  DEFINED       2        359,525
INTEL CORP                    COM               458140100   60,143      28,183     CALL  DEFINED       6         28,183
INTERNATIONAL BUSINESS MACHS  COM               459200101   64,719     370,095 SH        DEFINED       7        370,095
INTERNATIONAL BUSINESS MACHS  COM               459200101  377,587   2,159,244 SH        DEFINED       2      2,159,244
INTERNATIONAL BUSINESS MACHS  COM               459200101   22,179     126,833 SH        DEFINED       6        126,833
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD  465562106   15,746   1,014,586 SH        DEFINED       1      1,014,586
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD  465562106    4,569     294,393 SH        DEFINED       4        294,393
JPMORGAN CHASE & CO           COM               46625H100   95,303   3,164,106 SH        DEFINED       1      3,164,106
JPMORGAN CHASE & CO           COM               46625H100   27,674     918,784 SH        DEFINED       4        918,784
JPMORGAN CHASE & CO           COM               46625H100   77,974   2,588,787 SH        DEFINED       7      2,588,787
JPMORGAN CHASE & CO           COM               46625H100  457,092  15,175,681 SH        DEFINED       2     15,175,681
JPMORGAN CHASE & CO           COM               46625H100   27,180     902,401 SH        DEFINED       6        902,401
KKR & CO L P DEL              COM UNITS         48248M102   17,058   1,640,233 SH        DEFINED       1      1,640,233
KKR & CO L P DEL              COM UNITS         48248M102    4,952     476,190 SH        DEFINED       4        476,190
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U100   28,922     524,063 SH        SOLE                   524,063
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U100   19,124     346,514 SH        DEFINED       3        346,514
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U100    5,404      97,916 SH        DEFINED       8         97,916
MEDIVATION INC                COM               58501N101    6,289     370,383 SH        DEFINED       7        370,383
MEDIVATION INC                COM               58501N101   37,444   2,205,198 SH        DEFINED       2      2,205,198
MEDIVATION INC                COM               58501N101   11,795     694,660 SH        DEFINED       6        694,660
NASDAQ OMX GROUP INC          COM               631103108   39,074   1,688,602 SH        DEFINED       1      1,688,602
NASDAQ OMX GROUP INC          COM               631103108   11,356     490,748 SH        DEFINED       4        490,748
NIKE INC                      CL B              654106103  105,853   1,237,905 SH        DEFINED       7      1,237,905
NIKE INC                      CL B              654106103  619,852   7,248,883 SH        DEFINED       2      7,248,883
NIKE INC                      CL B              654106103   45,643     533,771 SH        DEFINED       6        533,771
OPENTABLE INC                 COM               68372A104    2,903      63,095 SH        DEFINED       7         63,095
OPENTABLE INC                 COM               68372A104   17,297     375,937 SH        DEFINED       2        375,937
OPENTABLE INC                 COM               68372A104    1,239      26,925 SH        DEFINED       6         26,925
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297    1,727      88,833 SH        SOLE                    88,833
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297    5,301     272,699 SH        DEFINED       3        272,699
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297    1,450      74,593 SH        DEFINED       8         74,593
PROSHARES TR                  PSHS ULSHT 7-10Y  74347R313    1,639      51,895 SH        SOLE                    51,895
PROSHARES TR                  PSHS ULSHT 7-10Y  74347R313    5,031     159,312 SH        DEFINED       3        159,312
PROSHARES TR                  PSHS ULSHT 7-10Y  74347R313    1,376      43,577 SH        DEFINED       8         43,577
RANGE RES CORP                COM               75281A109    2,811      48,092 SH        DEFINED       7         48,092
RANGE RES CORP                COM               75281A109   16,797     287,333 SH        DEFINED       2        287,333
REGIONS FINANCIAL CORP NEW    COM               7591EP100   14,264   4,283,368 SH        DEFINED       1      4,283,368
REGIONS FINANCIAL CORP NEW    COM               7591EP100    4,144   1,244,525 SH        DEFINED       4      1,244,525
RESPONSE GENETICS INC         COM               76123U105    7,421   3,905,676 SH        DEFINED       6      3,905,676
RIGEL PHARMACEUTICALS INC     COM NEW           766559603      105      14,313 SH        DEFINED       7         14,313
RIGEL PHARMACEUTICALS INC     COM NEW           766559603      631      85,687 SH        DEFINED       2         85,687
SLM CORP                      COM               78442P106   43,371   3,483,614 SH        DEFINED       1      3,483,614
SLM CORP                      COM               78442P106   12,600   1,012,013 SH        DEFINED       4      1,012,013
SLM CORP                      COM               78442P106      222      17,808 SH        DEFINED       2         17,808
US BANCORP DEL                COM NEW           902973304   22,009     934,960 SH        DEFINED       1        934,960
US BANCORP DEL                COM NEW           902973304    6,390     271,440 SH        DEFINED       4        271,440
WELLS FARGO & CO NEW          COM               949746101   73,018   3,027,271 SH        DEFINED       1      3,027,271
WELLS FARGO & CO NEW          COM               949746101   21,205     879,132 SH        DEFINED       4        879,132
WELLS FARGO & CO NEW          COM               949746101   82,991   3,440,763 SH        DEFINED       7      3,440,763
WELLS FARGO & CO NEW          COM               949746101  485,997  20,149,117 SH        DEFINED       2     20,149,117
WELLS FARGO & CO NEW          COM               949746101   33,126   1,373,380 SH        DEFINED       6      1,373,380
WELLS FARGO & CO NEW          COM               949746101      866         359     CALL  DEFINED       7            359
WELLS FARGO & CO NEW          COM               949746101    5,164       2,141     CALL  DEFINED       2          2,141




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